        -
    PROVIDENT
  INSTITUTIONAL            400 Bellevue Parkway, Wilmington, DE 19809
      FUNDS                  Phone: 302-792-2555 - Fax: 302-792-5876
        -

G. Willing Pepper
Chairman                TEMPORARY INVESTMENT FUND, INC.

                                                                  April 28, 1997

Dear Shareholder:

     We are pleased to present the Semi-Annual Report to Shareholders of Temporary Investment Fund, Inc. for the period ended March 31, 1997.

     The accompanying Investment Adviser's Report provides information on recent activity in the money markets and in our Funds. I urge you to read the report.

     Provident Institutional Funds offer a broad range of high quality taxable and tax-exempt Money Market Funds to meet the varied needs of our investors. Please feel free to contact your account representative or our Client Service Center at (800) 821-7432 to discuss your investment options.

     Thank you for your continued confidence in Provident Institutional Funds. We welcome the opportunity to service your investment needs.

                                         Sincerely,

                                         /s/ G. Willing Pepper
                                         G. Willing Pepper
                                         Chairman

                        TEMPORARY INVESTMENT FUND, INC.

                    Semi-Annual Investment Adviser's Report

     A strong 3.9% gain in fourth quarter gross domestic product set the stage for this year's first quarter and the hotly debated issue over Federal Reserve monetary policy. Was the nation's business activity growing at a rate that would produce inflationary pressures, even though there was no current evidence to suggest that inflation was a problem? This was the key question for both monetary policy makers and Fed watchers. Chairman Greenspan fanned the fire of market expectations on several occasions in the first quarter, by repeating his December proclamation that market valuations and expectations were too high; as if to signal the Fed's intention to raise short-term interest rates. At the first FOMC meeting of 1997 in January, the Fed voted to keep monetary policy unchanged, citing the fact that inflation was quiescent, and the economy was likely to slow from the 1996 fourth quarter's strong pace. However, subsequent economic reports released in February and March continued to show healthy gains in employment and wages and this proved sufficient to cause the Fed, on March 25, to raise the federal funds rate a quarter of one percent to 5.50%. This marked the first change in monetary policy in over a year and precipitated a strong sell-off in both the stock and bond markets as the first quarter ended.

     The market's expectations of a more restrictive monetary policy continued to evidence itself in a positively sloped yield curve for maturities out to one year. As in the second half of last year, the Fund's two portfolios, TempFund and TempCash, maintained moderately extended average weighted maturities in the 50-60 day range. By taking advantage of yield opportunities in the three-month and one-year sectors, the portfolios were able to maintain their very competitive positions versus overnight alternatives for most of the last two quarters. This performance attracted new assets into both portfolios. For the month of March, TempFund's assets averaged $8.58 billion versus $7.1 billion last September and TempCash averaged $3.59 billion versus $3.3 billion. The portfolios' yields also moved higher at the end of the first quarter, reflecting the Fed's action on short-term interest rates. TempFund's monthly yield for March was 5.33% versus 5.29% last September, while TempCash's was 5.33% versus 5.32%.

     In addition to the AAA rating from Standard & Poor's, procured last year, TempFund also increased its competitive position by extending the hours available to shareholders for purchases and redemptions. In November, the cut-off time was moved to 5:30 p.m. Eastern time, to accommodate shareholders with late day cash needs. We hope these changes, along with our constant attention to credit quality, and service continue to meet your needs for institutional liquidity products.

                                    PNC INSTITUTIONAL MANAGEMENT CORPORATION

                               TEMPFUND PORTFOLIO
                        Temporary Investment Fund, Inc.
                            Statement of Net Assets

                                 March 31, 1997
                                  (Unaudited)

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
CERTIFICATES OF DEPOSIT--6.6%
BANK NOTES--5.0%
  Bank of America Illinois
    5.48%.............  04/22/97  $ 80,000   $   80,000,000
    5.42%.............  06/04/97    50,000       50,000,877
    5.41%.............  06/11/97    50,000       50,000,000
    5.87%.............  03/04/98    50,000       49,986,751
    5.97%.............  03/20/98    50,000       49,976,789
  First National Bank of Chicago
    5.80%.............  05/12/97    70,000       70,006,283
  LaSalle National Bank
    5.37%.............  04/07/97    40,000       40,000,000
    5.96%.............  03/16/98    30,000       30,000,000
  Morgan Guaranty Trust Co. of New York
    5.95%.............  06/06/97    50,000       49,995,660
                                             --------------
                                                469,966,360
                                             --------------
DOMESTIC CERTIFICATES OF DEPOSIT--0.6%
  Morgan Guaranty Trust Co. of New York
    5.92%.............  03/19/98    50,000       49,986,170
                                             --------------
    Total Certificates of Deposit
      (Cost $519,952,530).................      519,952,530
                                             --------------
COMMERCIAL PAPER--56.9%
ASSET BACKED SECURITIES--1.6%
  FCAP Owner Trust Series I
    5.29%.............  04/25/97    50,000       49,823,667
    5.29%.............  05/02/97    50,000       49,772,236
    5.29%.............  05/05/97    25,000       24,875,097
                                             --------------
                                                124,471,000
                                             --------------
BANKS--2.5%
  Bank of America FSB
    5.34%.............  04/14/97   100,000       99,807,167
  NationsBank Corp.
    5.36%.............  04/21/97    25,000       24,925,556
  Norwest Financial, Inc.
    5.34%.............  04/15/97    75,000       74,844,250
                                             --------------
                                                199,576,973
                                             --------------
BEVERAGES--4.2%
  JES Developments, Inc.
    5.30%.............  04/07/97   100,000       99,911,667
    5.30%.............  04/14/97    70,000       69,866,028
    5.30%.............  04/15/97   163,000      162,664,039
                                             --------------
                                                332,441,734
                                             --------------
CHEMICALS & ALLIED PRODUCTS--1.5%
  Bayer Corp. (The)
    5.34%.............  04/18/97   120,000      119,697,400
                                             --------------
CIGARETTES--0.9%
  American Brands, Inc.
    5.29%.............  04/30/97    30,000       29,872,158
    5.33%.............  05/29/97    37,500       37,177,979
                                             --------------
                                                 67,050,137
                                             --------------

COMMERCIAL PAPER (CONTINUED)
FINANCE LESSORS--4.7%
  General Electric Capital Corp.
    5.44%.............  04/07/97    50,000       49,954,667
    5.34%.............  04/28/97   100,000       99,599,500
    5.48%.............  05/12/97    25,000       24,843,972
    5.35%.............  05/28/97   100,000       99,152,917
    5.32%.............  08/12/97   100,000       98,034,556
                                             --------------
                                                371,585,612
                                             --------------
FOOD & KINDRED PRODUCTS--0.7%
  Campbell Soup Co.
    5.33%.............  04/09/97    35,000       34,958,544
    5.33%.............  04/16/97    24,000       23,946,700
                                             --------------
                                                 58,905,244
                                             --------------
MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS--2.4%
  National Rural Utilities Coop. Finance Corp.
    5.32%.............  05/19/97    79,000       78,439,627
    5.32%.............  05/20/97    70,000       69,493,122
    5.32%.............  05/22/97    40,000       39,698,533
                                             --------------
                                                187,631,282
                                             --------------
MOTOR VEHICLES & CAR BODIES--2.9%
  Daimler-Benz North America Corp.
    5.35%.............  04/22/97    50,000       49,843,958
    5.35%.............  04/24/97    50,000       49,829,097
    5.35%.............  05/01/97    19,500       19,512,617
    5.35%.............  05/05/97    36,355       36,171,306
    5.40%.............  08/01/97    73,900       72,547,630
                                             --------------
                                                227,904,608
                                             --------------
PERSONAL CREDIT INSTITUTIONS--1.3%
  Associates Corp. of North America
    5.35%.............  06/02/97    50,000       49,539,306
    5.35%.............  06/03/97    50,000       49,531,875
                                             --------------
                                                 99,071,181
                                             --------------
PHARMACEUTICAL PREPARATIONS--0.6%
  Eli Lilly & Co.
    5.30%.............  04/10/97    50,000       49,933,750
                                             --------------
RETAIL--LUMBER & OTHER BUILDING MATERIALS--0.8%
  Home Depot Real Estate Funding, Inc.
    5.34%.............  04/07/97    63,076       63,019,862
                                             --------------
SECURITY BROKERS & DEALERS--13.8%
  C.S. First Boston, Inc.
    5.35%.............  04/11/97    50,000       49,925,694
    5.35%.............  04/14/97    50,000       49,903,403
    5.35%.............  04/17/97    40,000       39,904,889
    5.45%.............  09/08/97    70,000       68,304,444
  Goldman Sachs Group, L.P.
    5.45%.............  09/02/97    25,000       24,417,153

                See accompanying notes to financial statements.

                               TEMPFUND PORTFOLIO
                      Statement of Net Assets (Continued)

                                  (Unaudited)

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
COMMERCIAL PAPER (CONTINUED)
SECURITY BROKERS & DEALERS (CONTINUED)
Merrill Lynch & Co.
    5.35%.............  04/29/97  $ 70,000   $   69,708,722
    5.40%.............  05/30/97   115,000      113,982,250
    5.40%.............  06/30/97    75,000       73,987,500
  Morgan Stanley Group, Inc.
    6.75%.............  04/01/97   250,000      250,000,000
    5.34%.............  04/25/97   110,000      109,608,400
    5.31%.............  05/14/97    40,000       39,746,300
    5.34%.............  05/22/97   100,000       99,243,500
    5.28%.............  05/23/97   100,000       99,237,333
                                             --------------
                                              1,087,969,588
                                             --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--16.6%
  Asset Securitization Coop. Corp.
    5.34%.............  04/07/97    85,000       84,924,350
    5.34%.............  05/05/97   100,000       99,495,667
    5.35%.............  06/02/97   103,000      102,050,969
  CXC, Inc.
    5.45%.............  05/27/97    50,000       49,576,111
    5.47%.............  06/17/97    50,000       49,415,014
    5.47%.............  06/19/97    50,000       49,399,819
  Delaware Funding Corp.
    5.34%.............  04/21/97    50,000       49,851,667
    5.34%.............  04/23/97    62,150       61,947,184
    5.34%.............  04/28/97    37,785       37,633,671
    5.45%.............  05/13/97   122,573      121,793,640
    5.45%.............  05/14/97    49,723       49,399,317
    5.47%.............  06/09/97    95,000       94,004,004
    5.40%.............  06/11/97    35,000       34,627,250
  General Electric Capital Services, Inc.
    5.40%.............  05/19/97    50,000       49,640,000
  Penney (J.C.) Funding Corp.
    5.36%.............  06/03/97    75,675       74,965,169
    5.35%.............  06/05/97    80,000       79,227,222
    5.35%.............  06/09/97    90,000       89,077,125
    5.37%.............  06/11/97    50,000       49,470,458
    5.35%.............  06/16/97    80,000       79,096,444
                                             --------------
                                              1,305,595,081
                                             --------------
TELEPHONE COMMUNICATIONS--2.4%
  MCI Communications Corp.
    5.33%.............  04/24/97    80,000       79,727,578
    5.47%.............  04/29/97    50,000       49,787,278
    5.43%.............  06/11/97    65,000       63,705,850
                                             --------------
                                                193,220,706
                                             --------------
    Total Commercial Paper
      (Cost $4,488,074,158)...............    4,488,074,158
                                             --------------

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS--3.2%
  Federal National Mortgage Association
    5.55%+............  04/01/97   100,000      100,000,000
    5.2975%+..........  04/17/97   100,000       99,996,550
    5.64%.............  09/03/97    50,000       49,923,694
                                             --------------
    Total U.S. Government Agency
      Obligations
      (Cost $249,920,244).................      249,920,244
                                             --------------
VARIABLE RATE OBLIGATIONS+--12.9%
  Bear Stearns Companies, Inc.
    5.5325%...........  05/07/97   150,000      150,000,000
    5.4387%...........  05/22/97   150,000      150,000,000
  C.S. First Boston Group, Inc.
    5.5425%...........  04/24/97    25,000       25,000,000
  First Bank of South Dakota
    5.3826%...........  04/16/97   150,000      149,914,521
  Ford Motor Credit
    5.699%............  06/02/97   125,000      125,161,549
  Merrill Lynch & Co.
    5.4925%...........  04/14/97   100,000       99,989,349
  Morgan Guaranty Trust Co. of New York
    5.3828%...........  05/14/97   150,000      149,931,993
  SMM Trust 1997-R
    5.4375%...........  04/15/97   169,000      169,000,000
                                             --------------
    Total Variable Rate Obligations
      (Cost $1,018,997,412)...............    1,018,997,412
                                             --------------
MEDIUM TERM NOTES--4.3%
  Goldman Sachs Group, L.P.
    5.625%............  05/29/97   100,000      100,000,000
    5.63%.............  08/06/97    50,000       50,000,000
    5.75%.............  09/30/97   100,000      100,000,000
    5.847%............  10/06/97    60,000       60,000,000
  Merrill Lynch & Co.
    5.92%.............  09/12/97    25,000       25,000,000
                                             --------------
    Total Medium Term Notes
      (Cost $335,000,000).................      335,000,000
                                             --------------
REPURCHASE AGREEMENTS--16.4%
  Lehman Government Securities, Inc.
    6.75%.............  04/01/97   439,400      439,400,000
    (Agreement dated 03/31/97 to
      be repurchased at
      $439,482,388
      collateralized by
      $350,000,000 Federal Home
      Loan Mortgage Corp. Notes
      0.00% to 10.00% due
      04/01/97 to 10/01/30 and
      $89,400,000 U.S. Treasury
      Strips due 11/15/88 to
      02/15/19. Market value of
      collateral is
      $451,399,336.)

                See accompanying notes to financial statements.

                               TEMPFUND PORTFOLIO
                      Statement of Net Assets (Concluded)

                                  (Unaudited)

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
REPURCHASE AGREEMENTS (CONTINUED)
  Morgan Stanley & Co.
    6.71%.............  04/01/97  $ 95,000   $   95,000,000
    (Agreement dated 03/31/97 to
      be repurchased at
      $95,017,707 collateralized
      by $207,858,000 U.S.
      Treasury Strips due
      09/15/97 to 02/15/25.
      Market value of collateral
      is $95,994,773.)
  Morgan Stanley & Co.
    6.79%.............  04/01/97   650,000      650,000,000
    (Agreement dated 03/31/97 to
      be repurchased at
      $650,122,597
      collateralized by
      $26,725,000 Federal Home
      Loan Bank Notes 6.41% to
      8.01% due 11/21/05 to
      08/26/11 and $19,200,000
      Federal Home Loan Mortgage
      Corp. Discount Notes due
      05/29/97 to 06/25/97 and
      $3,000,000 Federal Home
      Loan Mortgage Corp. Notes
      7.27% due 04/07/06 and
      $614,620,000 Federal
      National Mortgage Assoc.
      Notes 4.70% to 9.20% due
      06/17/97 to 01/13/11.
      Market value of collateral
      is $658,026,894.)
  Swiss Bank Corp.
    5.00%.............  04/01/97   109,000      109,000,000
    (Agreement dated 03/31/97 to
      be repurchased at
      $109,015,139
      collateralized by
      $97,895,000 U.S. Treasury
      Notes 6.75% due 05/31/99
      and $10,849,000 U.S.
      Treasury Bills 0.00% due
      09/04/97. Market value of
      collateral is
      $109,000,000.)
                                             --------------
    Total Repurchase Agreements
      (Cost $1,293,400,000)...............    1,293,400,000
                                             --------------

                                                 VALUE
                                             --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $7,905,344,344*)........    100.3%   $7,905,344,344
LIABILITIES IN EXCESS OF OTHER
  ASSETS........................     (0.3%)     (24,456,697)
                                  --------   --------------
NET ASSETS (Equivalent to $1.00
  per share based on
  7,462,058,864 TempFund shares
  and 418,813,172 TempFund
  Dollar shares,
  $.001 par value common stock
  outstanding)..................    100.0%   $7,880,887,647
                                    ======   ==============
NET ASSET VALUE, offering and redemption
  price per share
  ($7,880,887,647 / 7,880,872,036)........            $1.00
                                                      =====

---------------
* Cost for federal income tax purposes.
+ Variable Rate Obligations--The rate shown is the rate as of March 31, 1997 and the maturity date shown is the date the principal amount can be recovered upon demand or put.
                  TEMPFUND/TEMPFUND DOLLAR
                    Maturity Information
                       March 31, 1997
                        (Unaudited)

                                            PERCENTAGE
          MATURITY            PAR               OF
           PERIOD            (000)          PORTFOLIO
       -------------     --------------     ----------
           1-  7 days    $1,981,476,000         25.0%
           8- 14 days       455,000,000          5.7%
          15- 30 days     1,710,935,000         21.6%
          31- 60 days     1,829,751,000         23.0%
          61- 90 days     1,083,675,000         13.7%
          91-120 days        75,000,000          0.9%
         121-150 days       288,900,000          3.7%
        Over 150 days       510,000,000          6.4%
                         --------------      -------
                         $7,934,737,000        100.0%
                         ==============      =======
             Average Weighted Maturity--46 days
  ---------------------------------------------------------

                See accompanying notes to financial statements.

                               TEMPCASH PORTFOLIO
                        Temporary Investment Fund, Inc.
                            Statement of Net Assets

                                 March 31, 1997
                                  (Unaudited)

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
CERTIFICATES OF DEPOSIT--30.8%
BANK NOTES--1.8%
  Bank of America National Trust & Savings
    5.86%.............  09/26/97  $  7,000   $    7,000,000
  LaSalle National Bank
    5.75%.............  01/02/98    40,000       40,000,000
                                             --------------
                                                 47,000,000
                                             --------------
DOMESTIC CERTIFICATES OF DEPOSIT--3.3%
  Comerica Bank--Detroit
    5.77%.............  08/13/97    12,000       11,997,568
  Morgan Guaranty Trust Co. of New York
    5.73%.............  08/12/97    23,000       23,010,815
    5.71%.............  01/06/98    50,000       49,985,302
                                             --------------
                                                 84,993,685
                                             --------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--25.7%
  Bank of Tokyo--Mitsubishi
    5.55%.............  04/03/97   100,000      100,000,000
    5.59%.............  04/15/97    75,000       75,000,000
  Royal Bank of Canada
    5.83%.............  01/14/98    25,000       25,009,095
  Sanwa Bank Ltd. Japan
    5.47%.............  04/09/97    75,000       75,000,165
    5.51%.............  05/19/97    23,000       23,000,882
    5.62%.............  06/11/97    48,000       48,001,867
  Societe Generale
    5.78%.............  08/20/97    25,000       24,998,150
    5.73%.............  10/15/97    25,000       24,996,345
    5.93%.............  03/11/98    50,000       49,990,988
  Sumitomo Bank
    5.52%.............  04/14/97    40,000       40,000,429
    5.62%.............  04/28/97   100,000      100,008,560
    5.58%.............  05/30/97    75,000       75,000,000
                                             --------------
                                                661,006,481
                                             --------------
    Total Certificates of Deposit
      (Cost $793,000,166).................      793,000,166
                                             --------------
COMMERCIAL PAPER--29.6%
ASSET BACKED SECURITIES--4.4%
  Sigma Finance, Inc.
    5.39%.............  04/15/97    25,000       24,947,597
    5.35%.............  04/21/97    48,500       48,355,847
    5.45%.............  07/15/97    40,000       39,364,167
                                             --------------
                                                112,667,611
                                             --------------
BANKS--5.9%
  AB Spintab Swedmortgage
    5.43%.............  04/15/97    25,000       24,947,208
    5.43%.............  04/16/97    25,000       24,943,438
    5.39%.............  04/21/97    40,000       39,880,222
    5.39%.............  04/24/97    25,000       24,913,910
    5.57%.............  06/11/97    38,500       38,077,067
                                             --------------
                                                152,761,845
                                             --------------

COMMERCIAL PAPER (CONTINUED)
FINANCE SERVICES--4.8%
  Dakota Certificates Program
    5.30%.............  05/12/97    33,000       32,800,808
    5.31%.............  05/23/97    20,000       19,846,600
  Old Line Funding Corp.
    5.29%.............  04/03/97    71,970       71,948,849
                                             --------------
                                                124,596,257
                                             --------------
PERSONAL CREDIT INSTITUTIONS--4.4%
  General Motors Acceptance Corp.
    5.33%.............  05/01/97    25,000       24,888,958
    5.40%.............  08/04/97    90,000       88,312,500
                                             --------------
                                                113,201,458
                                             --------------
SECURITY BROKERS & DEALERS--3.7%
  Merrill Lynch & Co.
    5.31%.............  05/15/97    40,000       39,740,400
  Nomura Holding America, Inc.
    5.37%.............  05/12/97    25,000       24,847,104
    5.43%.............  06/05/97    30,000       29,705,875
                                             --------------
                                                 94,293,379
                                             --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--2.3%
  Corporate Receivables Corp.
    5.42%.............  04/11/97    15,000       14,977,417
    5.40%.............  06/19/97    20,000       19,763,000
  Heller Financial, Inc.
    5.42%.............  04/04/97    25,000       24,988,708
                                             --------------
                                                 59,729,125
                                             --------------
TELEPHONE COMMUNICATIONS--4.1%
  MCI Communications Corp.
    5.47%.............  04/29/97    50,000       49,787,279
    5.32%.............  06/19/97    25,000       24,708,139
    5.32%.............  06/30/97    30,000       29,601,000
                                             --------------
                                                104,096,418
                                             --------------
    Total Commercial Paper
      (Cost ($761,346,093)................      761,346,093
                                             --------------
TIME DEPOSITS--9.7%
  Banque Paribas
    7.00%.............  04/01/97   100,000      100,000,000
  National Westminster Bank
    6.25%.............  04/01/97   150,000      150,000,000
                                             --------------
    Total Time Deposits
      (Cost $250,000,000).................      250,000,000
                                             --------------
UNITED STATES GOVERNMENT AGENCY
  OBLIGATIONS+--7.3%
  Federal National Mortgage Association
    5.55%.............  04/01/97    75,000       75,000,000
                                             --------------

                See accompanying notes to financial statements.

                               TEMPCASH PORTFOLIO
                      Statement of Net Assets (Concluded)

                                  (Unaudited)

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
UNITED STATES GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)
Student Loan Marketing Association
    5.58%.............  04/01/97  $ 50,000   $   50,002,365
    5.60%.............  04/01/97     6,000        6,000,749
    5.62%.............  04/01/97    44,000       43,999,528
    5.76%.............  04/01/97    13,950       13,965,727
                                             --------------
                                                113,968,369
                                             --------------
    Total U.S. Government
      Agency Obligations
      (Cost $188,968,369).................      188,968,369
                                             --------------
VARIABLE RATE OBLIGATIONS+--17.9%
  SMM Trust 1997
    5.6562%...........  04/16/97    60,000       60,000,000
  General American Life Insurance Co.
    5.58%.............  04/01/97    50,000       50,000,000
  Lehman Brothers Holdings, Inc.
    5.6469%...........  06/06/97   125,000      125,000,000
  Peoples Security Life
    5.59%.............  04/01/97    50,000       50,000,000
  Royal Bank of Canada
    5.71%.............  04/01/97   175,000      174,879,812
                                             --------------
    Total Variable Rate Obligations
      (Cost $459,879,812).................      459,879,812
                                             --------------
MEDIUM TERM NOTES--3.9%
PERSONAL CREDIT INSTITUTIONS--1.0%
  General Motors Acceptance Corp.
    5.75%.............  10/07/97    25,000       25,005,676
                                             --------------
SECURITY BROKERS & DEALERS--2.9%
  Goldman Sachs Group, L.P.
    5.63%.............  08/06/97    50,000       50,000,000
  Merrill Lynch & Co.
    5.88%.............  05/14/97    25,000       24,999,589
                                             --------------
                                                 74,999,589
                                             --------------
    Total Medium Term Notes
      (Cost $100,005,265).................      100,005,265
                                             --------------
REPURCHASE AGREEMENT--0.8%
  PaineWebber, Inc.
    6.60%.............  04/01/97    20,500       20,500,000
    (Agreement dated 03/31/97 to
      be repurchased at
      $20,500,000,
      collateralized by
      $44,511,788 Federal Home
      Loan Mortgage Corporation
      Notes 0.00% to 8.50% due
      08/15/08 to 09/15/23.
      Market Value of collateral
      is $20,981,056.)
                                             --------------
    Total Repurchase Agreement
      (Cost $20,500,000)..................       20,500,000
                                             --------------

                                                 VALUE
                                             --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $2,573,699,705*)........    100.0%   $2,573,699,705
LIABILITIES IN EXCESS OF OTHER
  ASSETS........................      0.0%          (57,612)
                                  --------   --------------
NET ASSETS (Equivalent to $1.00
  per share based on
  2,096,799,972 TempCash shares
  and 477,298,614 TempCash
  Dollar shares,
  $.001 par value common
  stock outstanding)............    100.0%   $2,573,642,093
                                    ======   ==============
NET ASSET VALUE, offering and redemption
  price per share
  ($2,573,642,093 / 2,574,098,586)........            $1.00
                                                      =====

---------------
* Cost for federal income tax purposes.
+ Variable Rate Obligations--The rate shown is the rate as of March 31, 1997 and the maturity date shown is the date the principal amount can be recovered upon demand or put.


                TEMPCASH/TEMPCASH DOLLAR
                  Maturity Information
                    March 31, 1997
                      (Unaudited)

                                             PERCENTAGE
          MATURITY            PAR           OF PORTFOLIO
       -------------     --------------      ----------
           1-  7 days    $  931,420,000          36.1%
           8- 14 days       130,000,000           5.0%
          15- 30 days       473,500,000          18.4%
          31- 60 days       266,000,000          10.3%
          61- 90 days       286,500,000          11.1%
          91-120 days        70,000,000           2.7%
         121-150 days       200,000,000           7.8%
        Over 150 days       222,000,000           8.6%
                         --------------      --------
                         $2,579,420,000         100.0%
                         ==============      ========
             Average Weighted Maturity--54 days
    -------------------------------------------------------

                See accompanying notes to financial statements.

                        TEMPORARY INVESTMENT FUND, INC.
                            Statements of Operations
                        Six Months ended March 31, 1997
                                  (Unaudited)

                                                                                   TEMPFUND       TEMPCASH
                                                                                  PORTFOLIO       PORTFOLIO
                                                                                 ------------    -----------
Interest income................................................................  $205,576,917    $97,618,400
                                                                                 ------------    ------------
Expenses:
    Investment advisory fee....................................................     4,257,850      2,523,721
    Administration fee.........................................................     4,257,850      2,523,721
    Directors' fees and officer's salary.......................................        95,231         27,759
    Transfer agent fee.........................................................       279,850         85,630
    Custodian fee..............................................................       368,370        206,343
    Shareholder computer access program........................................        60,970         18,411
    Legal and audit............................................................        45,430         11,095
    Registration fees and expenses.............................................        10,467       (151,708)
    Other......................................................................        64,329         40,572
                                                                                 ------------    ------------
                                                                                    9,440,347      5,285,544
    Less fees waived...........................................................    (2,671,195)    (2,083,885)
                                                                                 ------------    ------------
                                                                                    6,769,152      3,201,659
    Service Organization fees..................................................       346,710        667,642
                                                                                 ------------    ------------
         Total expenses........................................................     7,115,862      3,869,301
                                                                                 ------------    ------------
    Net investment income......................................................   198,461,055     93,749,099
Net realized gain on investments...............................................        15,612        126,601
                                                                                 ------------    ------------
    Net increase in net assets resulting from operations.......................  $198,476,667    $93,875,700
                                                                                 ============    ============

                See accompanying notes to financial statements.

                        TEMPORARY INVESTMENT FUND, INC.
                      Statements of Changes in Net Assets

                                                 TEMPFUND PORTFOLIO                        TEMPCASH PORTFOLIO
                                        -------------------------------------     ------------------------------------
                                                               YEAR ENDED                                YEAR ENDED
                                        SIX MONTHS ENDED      SEPTEMBER 30,       SIX MONTHS ENDED     SEPTEMBER 30,
                                         MARCH 31, 1997           1996             MARCH 31, 1997           1996
                                        ----------------    -----------------     ----------------    ----------------
                                          (UNAUDITED)                               (UNAUDITED)
Increase (decrease) in net assets:
    Operations:
        Net investment income.......... $    198,461,055    $     370,210,835     $     93,749,099    $    151,863,345
        Net realized gain (loss) on
          investments..................           15,612               94,556              126,601             (64,645)
                                          --------------       --------------       --------------      --------------
          Net increase in net assets
            resulting from
            operations.................      198,476,667          370,305,391           93,875,700         151,798,700
                                          --------------       --------------       --------------      --------------
    Distributions to shareholders:
        Dividends to shareholders from
          net investment income:
          TempFund shares..............     (191,468,616)        (363,902,699)                  --                  --
          TempFund Dollar shares.......       (6,992,439)          (6,308,136)                  --                  --
          TempCash shares..............               --                   --          (80,223,061)       (126,493,796)
          TempCash Dollar shares.......               --                   --          (13,526,038)        (25,369,549)
        Distributions to shareholders
          from net realized gain:
          TempFund shares..............          (47,562)                  --                   --                  --
          TempFund Dollar shares.......           (1,567)                  --                   --                  --
                                          --------------       --------------       --------------      --------------
            Total distributions to
              shareholders.............     (198,510,184)        (370,210,835)         (93,749,099)       (151,863,345)
                                          --------------       --------------       --------------      --------------
    Capital share transactions
      (at $1 per share):
        Sale of shares.................   71,971,158,542      104,002,736,713       39,339,183,749      48,006,882,183
        Shares issued in reinvestment
          of dividends.................       53,811,002           90,326,001           33,228,290          59,462,722
        Shares repurchased.............  (70,021,170,882)    (103,649,208,875)     (39,162,052,633)    (47,473,446,398)
                                          --------------       --------------       --------------      --------------
            Increase in net assets
              derived from capital
              share transactions.......    2,003,798,662          443,853,839          210,359,406         592,898,507
                                          --------------       --------------       --------------      --------------
            Total increase in net
              assets...................    2,003,765,145          443,948,395          210,486,007         592,833,862
Net assets:
    Beginning of period................    5,877,122,502        5,433,174,107        2,363,156,086       1,770,322,224
                                          --------------       --------------       --------------      --------------
    End of period...................... $  7,880,887,647    $   5,877,122,502     $  2,573,642,093    $  2,363,156,086
                                          ==============       ==============       ==============      ==============

                See accompanying notes to financial statements.

                        TEMPORARY INVESTMENT FUND, INC.
                              Financial Highlights
          (For a Share of the Fund Outstanding Throughout Each Period)

                                                                              TEMPFUND SHARES
                                             -------------------------------------------------------------------------------------
                                              SIX MONTHS                           YEAR ENDED SEPTEMBER 30,
                                                 ENDED       ----------------------------------------------------------------------
                                             MARCH 31, 1997      1996          1995             1994           1993         1992
                                             --------------  ----------     ----------       ----------     ----------   ----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period.......      $ 1.00          $ 1.00         $ 1.00           $ 1.00         $ 1.00       $ 1.00
                                               --------          ------         ------           ------         ------       ------
Income From Investment Operations
  Net Investment Income....................       .0264           .0541          .0567            .0360          .0310        .0424
  Net Realized Gains on Investments........          --              --             --               --             --        .0015
                                               --------          ------         ------           ------         ------       ------
  Total From Investment Operations.........       .0264           .0541          .0567            .0360          .0310        .0439
                                               --------          ------         ------           ------         ------       ------
Less Distributions
  Dividends (from net investment income)...      (.0264)         (.0541)        (.0567)          (.0360)        (.0310)      (.0424)
  Distributions (from capital gains).......          --              --             --               --             --       (.0015)
                                               --------          ------         ------           ------         ------       ------
  Total Distributions......................      (.0264)         (.0541)        (.0567)          (.0360)        (.0310)      (.0439)
                                               --------          ------         ------           ------         ------       ------
Net Asset Value, End of Period.............      $ 1.00          $ 1.00         $ 1.00           $ 1.00         $ 1.00       $ 1.00
                                               ========          ======         ======           ======         ======       ======
  Total Return.............................        5.42%(2)        5.55%          5.82%            3.66%          3.14%        4.48%
  Ratios/Supplemental Data
    Net Assets, End of Period (000's)......  $7,462,074      $5,715,004     $5,351,346       $4,480,851     $5,522,056   $9,227,572
    Ratio of Expenses to Average Daily Net
      Assets...............................         .18%(1,2)       .18%(1)        .24%(1,2)        .25%(1)        .21%         .21%
    Ratio of Net Investment Income to
      Average Daily Net Assets.............        5.29%(2)        5.41%          5.67%            3.60%          3.10%        4.13%

                                                                          TEMPFUND DOLLAR SHARES
                                              -----------------------------------------------------------------------------
                                                SIX MONTHS                           YEAR ENDED SEPTEMBER 30,
                                                  ENDED        ------------------------------------------------------------
                                              MARCH 31, 1997     1996        1995        1994          1993         1992
                                              --------------   --------     -------    ----------   ----------   ----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period.......      $ 1.00          $ 1.00      $ 1.00       $ 1.00         $ 1.00       $ 1.00
                                              ---------        --------     -------    ---------       --------     --------
Income From Investment Operations
  Net Investment Income....................       .0251           .0516       .0542        .0335          .0285        .0399
  Net Realized Gains on Investments........          --              --          --           --             --        .0015
                                              ---------        --------     -------     --------       --------     --------
  Total From Investment Operations.........       .0251           .0516       .0542        .0335          .0285        .0414
                                              ---------        --------     -------     --------       --------     --------
Less Distributions
  Dividends (from net investment income)...      (.0251)         (.0516)     (.0542)      (.0335)        (.0285)      (.0399)
  Distributions (from capital gains).......          --              --          --           --             --       (.0015)
                                              ---------        --------     -------     --------       --------     --------
  Total Distributions......................      (.0251)         (.0516)     (.0542)      (.0335)        (.0285)      (.0414)
                                              ---------        --------     -------     --------       --------     --------
Net Asset Value, End of Period.............      $ 1.00          $ 1.00      $ 1.00       $ 1.00         $ 1.00       $ 1.00
                                              =========        ========     =======     ========       ========     ========
  Total Return.............................        5.16%(2)        5.30%       5.57%        3.41%          2.89%        4.23%
  Ratios/Supplemental Data
    Net Assets, End of Period (000's)......    $418,814        $162,119     $81,828     $102,105       $112,695     $217,230
    Ratio of Expenses to Average Daily Net
      Assets...............................         .43%(1,2)       .43%(1)     .49%(1)      .50%(1)        .46%         .46%
    Ratio of Net Investment Income to
      Average Daily Net Assets.............        5.04%(2)        5.16%       5.42%        3.35%          2.85%        3.88%

---------------
(1) Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for TempFund Shares would have been .24% (annualized) for the six months ended March 31, 1997, are .26%, .27% and .27% for the years ended September 30, 1996, 1995 and 1994, respectively. For TempFund Dollar Shares the ratio of expenses to average daily net assets would have been .49% (annualized) for the six months ended March 31, 1997, and .51%, .52% and .52% for the years ended September 30, 1996, 1995 and 1994, respectively.
(2) Annualized.

                See accompanying notes to financial statements.

                        TEMPORARY INVESTMENT FUND, INC.
                              Financial Highlights
          (For a Share of the Fund Outstanding Throughout Each Period)

                                                                                       TEMPCASH SHARES
                                                           ---------------------------------------------------------------------
                                          SIX MONTHS                               YEAR ENDED SEPTEMBER 30,
                                            ENDED          ---------------------------------------------------------------------
                                        MARCH 31, 1997         1996         1995            1994           1993           1992
                                        --------------     ----------    ----------     ----------     ----------     ----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period....     $ 1.00           $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                           --------           ------         ------         ------         ------         ------
Income From Investment Operations
  Net Investment Income.................      .0265            .0542          .0575          .0370          .0310          .0424
  Net Realized Gains on Investments.....         --               --             --             --             --          .0008
                                           --------           ------         ------         ------         ------         ------
  Total From Investment Operations......      .0265            .0542          .0575          .0370          .0310          .0432
                                           --------           ------         ------         ------         ------         ------
Less Distributions
  Dividends (from net investment
    income).............................     (.0265)          (.0542)        (.0575)        (.0370)        (.0310)        (.0424)
  Distributions (from capital gains)....         --               --             --             --             --         (.0008)
                                           --------           ------         ------         ------         ------         ------
  Total Distributions...................     (.0265)           .0542          .0575         (.0370)        (.0310)        (.0432)
                                           --------           ------         ------         ------         ------         ------
Net Asset Value, End of Period..........     $ 1.00           $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                           ========           ======         ======         ======         ======         ======
  Total Return..........................       5.45%(2)         5.56%          5.90%          3.76%          3.14%          4.41%
  Ratios/Supplemental Data
    Net Assets, End of Period (000's)... $2,096,437       $1,835,326     $1,316,166     $2,330,456     $1,479,035     $1,492,959
    Ratio of Expenses to Average Daily
      Net Assets........................        .18%(1,2)        .18%(1)        .16%(1)        .16%(1)        .19%(1)        .20%(1)
    Ratio of Net Investment Income to
      Average Daily Net Assets..........       5.31%(2)         5.42%          5.75%          3.70%          3.10%          4.14%

                                                                                     TEMPCASH DOLLAR SHARES
                                                                -----------------------------------------------------------------
                                               SIX MONTHS                           YEAR ENDED SEPTEMBER 30,
                                                 ENDED        -------------------------------------------------------------------
                                             MARCH 31, 1997      1996           1995         1994          1993          1992
                                             --------------   ----------     ----------   ----------    ----------     ----------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period........      $ 1.00          $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                --------          ------        ------        ------        ------        ------
Income From Investment Operations
  Net Investment Income.....................       .0253           .0517         .0550         .0345         .0285         .0399
  Net Realized Gains on Investments.........          --              --            --            --            --         .0008
                                                --------          ------        ------        ------        ------        ------
  Total From Investment Operations..........       .0253           .0517         .0550         .0345         .0285         .0407
                                                --------          ------        ------        ------        ------        ------
Less Distributions
  Dividends (from net investment income)....      (.0253)         (.0517)       (.0550)       (.0345)       (.0285)       (.0399)
  Distributions (from capital gains)........          --              --            --            --            --        (.0008)
                                                --------          ------        ------        ------        ------        ------
  Total Distributions.......................      (.0253)         (.0517)       (.0550)       (.0345)       (.0285)       (.0407)
                                                --------          ------        ------        ------        ------        ------
Net Asset Value, End of Period..............      $ 1.00          $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                ========          ======        ======        ======        ======        ======
  Total Return..............................        5.19%(2)        5.31%         5.65%         3.51%         2.89%         4.16%
  Ratios/Supplemental Data
    Net Assets, End of Period (000's).......   $ 477,205       $ 527,830     $ 454,156     $ 397,948     $ 307,239     $ 408,900
    Ratio of Expenses to Average Daily
      Net Assets............................         .43%(1,2)       .43%(1)       .41%(1)       .41%(1)       .44%(1)       .45%(1)
    Ratio of Net Investment Income to
      Average Daily Net Assets..............        5.06%(2)        5.17%         5.50%         3.45%         2.85%         3.89%

---------------
(1) Without the waiver of advisory and administration fees, the ratios of expenses to average daily net assets for TempCash Shares would have been .30% (annualized) for the six months ended March 31, 1997 and .33%, .30%, .33%, .37% and .33% for the years ended September 30, 1996, 1995, 1994, 1993 and 1992 respectively. For TempCash Dollar Shares, the ratio of expenses to average daily net assets would have been .55% (annualized) for the six months ended March 31, 1997, .58%, .55%, .58%, .62% and 58% for the years ended September 30, 1996, 1995, 1994, 1993 and 1992, respectively.
(2) Annualized.

                See accompanying notes to financial statements.

                         Notes to Financial Statements
                                  (Unaudited)

A. Temporary Investment Fund, Inc. (the Company) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Company maintains two separate portfolios, TempFund and TempCash. Interests in the TempFund portfolio are represented by Class B (TempFund shares) and Class B--Special Series 1 (TempFund Dollar shares) common stock. Interests in the TempCash portfolio are represented by Class C (TempCash Dollar shares) and Class C--Special Series 1 (TempCash shares) common stock.

  Dollar shares are substantially identical in all respects to other classes of shares, except that Dollar shares are sold to institutions which provide support services to their customers, who beneficially own such shares, in consideration of the Company's payment of 0.25% (on an annualized basis) of the average daily net asset value of the shares held by the institutions for the benefit of their customers. The Service Organization fee is applicable only to the earnings of the respective Dollar series of shares.

B. Significant accounting policies are as follows:

  Security Valuation--Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the market-based valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

  Repurchase Agreements--The Company may purchase, for each portfolio, money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Although the securities subject to repurchase agreements may bear maturities exceeding thirteen months, the repurchase agreements themselves will have a maximum maturity of one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price.

  Dividends to Shareholders--Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net income for dividend purposes includes interest accrued and discount earned on portfolio securities and is reduced by premium amortized and expenses accrued. Net realized capital gains, if any, will be distributed at least annually.

  Federal Taxes--No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

  Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Other--Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Expenses not directly attributable to a specific portfolio are allocated between the two portfolios based on their relative net assets.

                                  (Unaudited)

C. Under agreements among the Company, PNC Bank, National Association (PNC Bank) and PNC Institutional Management Corporation (PIMC), an indirect wholly-owned subsidiary of PNC Bank, PIMC manages the Company's portfolios and maintains their financial accounts. PNC Bank is the Company's sub-adviser and custodian and PFPC Inc. (PFPC) is the Company's transfer agent.

  Provident Distributors, Inc. (PDI) is the Company's distributor. No compensation is payable by the Company to PDI for its distribution services.

  The Company has entered into a Co-Administration Agreement with PFPC and PDI for certain administrative services.

  In return for their advisory and administrative services, the Company pays PIMC and the administrators each a fee, computed daily and payable monthly, based upon an annualized percentage of the average daily net assets of each portfolio as follows:

      TempFund Portfolio:

  .175% of the first $1 billion, plus .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .08% of the next $1 billion, .075% of the next $1 billion and .07% of net assets in excess of $8 billion.

      TempCash Portfolio:

  .175% of the first $1 billion, plus .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and .08% of net assets in excess of $7 billion.

  If expenses borne by either portfolio in any fiscal year exceed the applicable expense limitation imposed by state securities regulations, the administrators and PIMC will each reimburse the portfolio for one-half of any excess expense up to the amount of fees payable to it (except where such regulations require reimbursement regardless of the fees payable to it).

  The administrators and PIMC have also agreed to reduce their fees, on an equal basis, to the extent necessary to ensure that the ordinary operating expenses (excluding Service Organization fees) of the TempFund portfolio and the TempCash portfolio do not exceed .18% of each portfolio's average daily net assets.

  For the six months ended March 31, 1997, the administrators and PIMC waived, on an equal basis, administration and advisory fees payable to them in the amounts of $2,671,195 and $2,083,885 for the TempFund portfolio and the TempCash portfolio, respectively.

  Service Organization fees of $463,565 were paid to affiliates of PIMC for the six months ended March 31, 1997.

D. At March 31, 1997, the Company was authorized to issue 60 billion shares of common stock, par value $.001 per share, of which 40 billion were classified as Class B shares, 5 billion shares as Class B--Special Series 1 shares, 5 billion shares as Class C shares and 10 billion shares as Class C--Special Series 1 shares.

                   Notes to Financial Statements (Concluded)
                                  (Unaudited)

    Transactions in shares of each portfolio are summarized as follows:

                                        TEMPFUND PORTFOLIO                       TEMPCASH PORTFOLIO
                               ------------------------------------     ------------------------------------
                                                      YEAR ENDED                               YEAR ENDED
                               SIX MONTHS ENDED     SEPTEMBER 30,       SIX MONTHS ENDED     SEPTEMBER 30,
                                MARCH 31, 1997           1996            MARCH 31, 1997           1996
                               ----------------    ----------------     ----------------    ----------------
                                 (UNAUDITED)                              (UNAUDITED)
Sale of shares
    TempFund Class B........   $ 70,163,569,420    $101,643,428,057                   --                  --
    TempFund Dollar.........      1,807,589,122       2,359,308,656                   --                  --
    TempCash................                 --                  --     $ 37,962,945,017    $ 45,784,802,510
    TempCash Dollar.........                 --                  --        1,376,238,732       2,222,079,673
Shares issued in
  reinvestment of dividends
    TempFund Class B........         52,980,484          89,775,638                   --                  --
    TempFund Dollar.........            830,518             550,363                   --                  --
    TempCash................                 --                  --           27,070,123          47,148,399
    TempCash Dollar.........                 --                  --            6,158,167          12,314,323
Shares repurchased
    TempFund Class B........    (68,469,468,034)   (101,369,639,394)                  --                  --
    TempFund Dollar.........     (1,551,702,848)     (2,279,569,481)                  --                  --
    TempCash................                 --                  --      (37,729,011,840)    (45,312,737,466)
    TempCash Dollar.........                 --                  --       (1,433,040,793)     (2,160,708,932)
                               ----------------    ----------------     ----------------    ----------------
Increase
  in net assets derived from
  capital share
  transactions..............   $  2,003,798,662    $    443,853,839     $    210,359,406    $    592,898,507
                               ================    ================     ================    ================

E. At September 30, 1996, a capital loss carryover of $583,094 in the TempCash portfolio was available to offset future realized gains of which $518,450 expires in 2002 and $64,644 expires in 2004.

F. At March 31, 1997, net assets consisted of the following: (Unaudited)

                                                                        TEMPFUND           TEMPCASH
                                                                     ---------------    ---------------
     Paid-in capital..............................................   $ 7,880,872,035    $ 2,574,098,586
     Accumulated net realized gains (losses)......................            15,612           (456,493)
                                                                     ---------------    ---------------
     Total net assets.............................................   $ 7,880,887,647    $ 2,573,642,093
                                                                      ==============     ==============

       BOARD OF DIRECTORS
         G. Willing Pepper
          Chairman
         G. Nicholas Beckwith, III
         Philip E. Coldwell
         Robert R. Fortune
         Jerrold B. Harris
         Rodney D. Johnson

       OFFICERS
         G. Willing Pepper
           President
         Edward J. Roach
           Vice President and
           Treasurer
         W. Bruce McConnel, III
           Secretary

       INVESTMENT ADVISER
         PNC Institutional Management
         Corporation
         400 Bellevue Parkway
         Wilmington, DE 19809

       CO-ADMINISTRATORS
         PFPC Inc.
         400 Bellevue Parkway
         Wilmington, DE 19809

         Provident Distributors, Inc.
         Four Falls Corporate Center
         6th Floor
         West Conshohocken, PA 19428

       DISTRIBUTOR
         Provident Distributors, Inc.
         Four Falls Corporate Center
         6th Floor
         West Conshohocken, PA 19428

       TRANSFER AGENT
         PFPC Inc.
         P.O. Box 8950
         Wilmington, DE 19885-9628

       This report is submitted for
       the general information of the
       shareholders of the Company.
       It is not authorized for
       distribution to prospective
       investors unless accompanied
       or preceded by effective
       prospectuses for each
       portfolio of the Company,
       which contain information
       concerning the investment
       policies of the portfolios as
       well as other pertinent
       information.

       PIF-A-001

                                                       TEMPFUND
                                                       TEMPCASH
                                                 Investment Portfolios
                                                      Offered by
                                            Temporary Investment Fund, Inc.

                                          [PROVIDENT INSTITUTIONAL FUNDS LOGO]
                                                   Semi-Annual Report
                                                    to Shareholders
                                                    March 31, 1997